EMPOWER FUNDS, INC.
Empower Core Bond Fund
Institutional Class Ticker: MXIUX
Investor Class Ticker: MXFDX
(the “Fund”)
Supplement dated March 1, 2024 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 28, 2023, as supplemented
Effective immediately, Simon Dangoor and Lindsay Rosner, have been added as portfolio managers of the Fund. Accordingly, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:
Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the section entitled “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:
Portfolio Managers
Name	Title	Portfolio Manager of Fund Since
GSAM
Ashish Shah	Managing Director, Chief Investment Officer of Public Investing	2022
Ron Arons, CFA	Managing Director, Portfolio Manager	2021
Paul Seary, CFA	Vice President, Portfolio Manager	2021
Simon Dangoor	Managing Director, Head of Macro Rates Investing	2024
Lindsay Rosner	Managing Director, Head of Multi-Sector Investing	2024
Wellington
Joseph F. Marvan, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2017
Campe Goodman, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2017
Robert D. Burn, CFA	Managing Director and Fixed Income Portfolio Manager	2017
Under the “GSAM” sub-section of the “Sub-Advisers” section of the Prospectus, the following is hereby incorporated:
•Simon Dangoor, Managing Director, Head of Macro Rates Investing, has served as portfolio manager of the Fund since 2024 and joined GSAM in 2004.
•Lindsay Rosner, Managing Director, Head of Multi-Sector Investing, has served as portfolio manager of the Fund since 2024 and joined GSAM in 2023. Prior to joining GSAM, Ms. Rosner worked at PGIM from 2012 to 2023 as a portfolio manager on the fixed income multi-sector team.
Under the “Portfolio Managers” header of the SAI, the Fund’s table in the “Other Accounts Managed” sub-section of the “Goldman Sachs Asset Management, L.P.” section is hereby deleted in its entirety and replaced with the following:

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Ashish Shah	93	$431,371	345	$260,575	39,961	$551,504	0	$0	41	$8,370	32	$11,763
Ron Arons, CFA	38	$9,484	61	$13,494	8,047	$255,259	0	$0	17	$1,955	11	$1,806
Paul Seary, CFA	26	$5,534	16	$3,538	2,402	$116,366	0	$0	12	$1,478	4	$543
Simon Dangoor*	99	$431,872	367	$309,099	47,065	$649,445	0	$0	34	$1,634	0	$0
Lindsay Rosner*	44	$7,549	11	$4,028	29	$11,112	0	$0	0	$0	0	$0
* Mr. Dangoor and Ms. Rosner were added as portfolio managers of the Fund on March 1, 2024; the information provided is as of December 31, 2023.
Under the “Portfolio Managers” header of the SAI, the “Ownership of Securities” sub-section of the “Goldman Sachs Asset Management, L.P.” section is hereby deleted in its entirety and replaced with the following:
Ownership of Securities
The portfolio managers did not own any shares of the Funds as of March 1, 2024.
This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary Prospectus and SAI for the Fund, each dated April 28, 2023, as supplemented.
Please keep this Supplement for future reference.